Cash and cash equivalents (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 1,109,911	R$ 904,937
U S D [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 23,422	R$ 21,610
Bank Certificates Of Deposit [Member]
IfrsStatementLineItems [Line Items]
Percentage of average interest	101.20%	99.10%